PARENT ONLY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2023
PARENT ONLY FINANCIAL INFORMATION
PARENT ONLY FINANCIAL INFORMATION

17   PARENT ONLY FINANCIAL INFORMATION

The following presents condensed parent company financial information of TCTM.

Condensed Balance Sheets

	December 31,
	2022	2023	2023
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	1,844	5,251	740
Prepaid expenses and other current assets	550	226	32
Due from subsidiaries	437,987	380,470	53,588
Total current assets	440,381	385,947	54,360
Investment in subsidiaries	(1,574,974)	(1,560,377)	(219,775)
Total assets	(1,134,593)	(1,174,430)	(165,415)
LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Accrued expenses and other current liabilities (1)	30,392	4,155	585
Due to subsidiaries	334,909	319,198	44,959
Total current liabilities	365,301	323,353	45,544
Total liabilities	365,301	323,353	45,544

Commitments and contingencies	—	—	—

Shareholders’ deficit:
Class A ordinary shares (US$0.001 par value, 860,000,000 shares authorized, 57,176,842 and 57,861,327 shares issued, 46,567,892 and 46,756,137 shares outstanding as of December 31, 2022 and 2023, respectively)	359	364	51
Class B ordinary shares (US$0.001 par value, 40,000,000 shares authorized, 7,206,059 shares issued and outstanding as of December 31, 2022 and 2023, respectively)	74	74	10
Treasury shares (10,608,950 and 11,105,190 Class A ordinary shares as of December 31, 2022 and 2023, at cost)	(476,918)	(479,346)	(67,514)
Additional paid-in capital	1,363,845	1,360,901	191,679
Accumulated other comprehensive income	49,664	48,216	6,791
Accumulated deficit	(2,436,918)	(2,427,992)	(341,976)
Total shareholders’ deficit	(1,499,894)	(1,497,783)	(210,959)
Total liabilities and shareholders’ deficit	(1,134,593)	(1,174,430)	(165,415)
(1)	Mainly related to repurchase of treasury shares.

17   PARENT ONLY FINANCIAL INFORMATION (CONTINUED)

Condensed Statements of Comprehensive (Loss) Income

	Year Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Selling and marketing expenses	(323)	(8)	—	—
General and administrative expenses	5,955	(34,558)	(11,625)	(1,637)
Operating income (loss)	5,632	(34,566)	(11,625)	(1,637)
Equity in (loss) income of subsidiaries	(480,114)	117,266	20,415	2,875
Foreign currency exchange (loss) gains	(268)	2,480	106	15
Interest income (expense)	203	(1,660)	30	5
(Loss) income before income taxes	(474,547)	83,520	8,926	1,258
Income tax expense	—	—	—	—
Net (loss) income	(474,547)	83,520	8,926	1,258
Other comprehensive (loss) income
Foreign currency translation adjustment	(421)	965	(1,448)	(204)
Comprehensive (loss) income	(474,968)	84,485	7,478	1,054

Condensed Statements of Cash Flows

	Year Ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Operating activities:
Net cash provided by (used in) operating activities	14,458	(5,699)	4,902	690
Financing activities:
Issuance of Class A ordinary shares in connection with exercise of share options	3,947	107	227	32
Repurchase of treasury shares	—	(17,103)	(2,428)	(342)
Net cash provided by (used in) financing activities	3,947	(16,996)	(2,201)	(310)
Changes in cash and cash equivalents	18,405	(22,695)	2,701	380
Effect of foreign currency exchange rate changes on cash and cash equivalents	1,308	1,033	706	100
Net increase (decrease) in cash and cash equivalents	19,713	(21,662)	3,407	480
Cash and cash equivalents at beginning of year	3,793	23,506	1,844	260
Cash and cash equivalents at end of year	23,506	1,844	5,251	740